Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE	$ 12,258,451	$ 22,125,320	$ 7,682,583
COST OF REVENUE	9,418,606	17,967,593	5,778,167
GROSS PROFIT	2,839,845	4,157,727	1,904,416
OPERATING EXPENSES
Sales and Marketing Expenses	1,473,719	3,994,966	1,882,714
General and Administrative Expenses	2,015,215	1,872,107	1,440,114
Research and Development Expenses	452,608	527,974	340,534
Total operating expenses	3,941,542	6,395,047	3,663,362
LOSS FROM OPERATIONS	(1,101,697)	(2,237,320)	(1,758,946)
Assets impairment loss	(144,520)
Gain on disposal of subsidiary	26,049
Other Income, net	102,582	19,258	3,904
LOSS BEFORE INCOME TAX	(1,117,586)	(2,218,062)	(1,755,042)
Provision for Income Taxes
NET LOSS	(1,117,586)	(2,218,062)	(1,755,042)
Less: net loss attributable to non-controlling interest	(35,640)
NET LOSS ATTRIBUTABLE TO THE OWNERS’ COMPANY	(1,081,946)	(2,218,062)	(1,755,042)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign Currency Translation Adjustment	402,273	(205,785)	26,867
TOTAL COMPREHENSIVE LOSS	$ (715,313)	$ (2,423,847)	$ (1,728,175)
LOSS PER SHARE – BASIC AND DILUTED	$ (0.03)	$ (0.12)	$ (0.11)
WEIGHTED AVERAGE SHARES OUTSTANDING – BASIC AND DILUTED	25,851,456	20,191,781	15,630,268